Long-Term Debt - Summary of Detail of the Debt Balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt [line items]
Debt	$ 4,007,580	$ 3,752,113	$ 3,274,235
Corporate bonds [member]
Disclosure of debt [line items]
Debt	1,023,540	854,459
Bonds [member]
Disclosure of debt [line items]
Debt	587,292	609,049
Aircraft [member]
Disclosure of debt [line items]
Debt	$ 2,396,748	$ 2,288,605